Expense Example - American Century ETF Trust	May 05, 2026 USD ($)
Avantis All International Core Equity ETF | Avantis All International Core Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	81
Avantis U.S. Core Equity ETF | Avantis U.S. Core Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	$ 48